LONG-TERM DEBT - MORTGAGES AND TERM LOAN	12 Months Ended
Jul. 31, 2015
LONG-TERM DEBT - MORTGAGES AND TERM LOAN [Abstract]
LONG-TERM DEBT - MORTGAGES AND TERM LOAN

3. LONG-TERM DEBT—MORTGAGES AND TERM LOAN:

			July 31, 2015		July 31, 2014
	Current
	Annual	Final	Due	Due	Due	Due
	Interest	Payment	Within	After	Within	After
	Rate	Date	One Year	One Year	One Year	One Year
Mortgages:
Fishkill, New York property	6.98%	2/18/15	$—	$—	$68,112	$1,470,463
Bond St. building, Brooklyn, NY	6.98%	2/18/15	—	—	171,888	3,710,872
Bond St. building, Brooklyn, NY	3.54%	2/01/20	150,763	5,786,525	—	—
Total			$150,763	$5,786,525	$240,000	$5,181,335

       The Company, on August 19, 2004, closed a loan with a bank for a $12,000,000 multiple draw term loan. The loan consisted of: a) a permanent, first mortgage loan to refinance an existing first mortgage loan affecting the Fishkill, New York property, which matured on July 1, 2004 (the “First Permanent Loan”), b) a permanent subordinate mortgage loan in the amount of $1,870,000 (the “Second Permanent Loan”), and c) multiple, successively subordinate loans in the amount $8,295,274 (“Subordinate Building Loans”). The Company, in February 2008, converted the loan totaling $12,000,000 to a seven (7) year permanent mortgage loan. The interest rate on conversion was 6.98%. On January 9, 2015, the Company refinanced the loan for $6,000,000, which included the outstanding balance as of January 2015 in the amount of $5,347,726 and an additional borrowing of $652,274. The loan is for a period of five years with a payment based on a twenty-five year amortization period. The interest rate for this period is fixed at 3.54% per annum. The mortgage loan is secured by the Bond Street building in Brooklyn, New York.

       Maturities of long-term debt-mortgages and term loan payable outstanding at July 31, 2015 are as follows: Years ending July 31, 2016 (included in current liabilities): $150,763; 2017: $1,156,845; 2018: $162,569; 2019: $168,501; and 2020: $5,298,610.

        The carrying value of all properties collateralizing the above debt is $21,965,454 at July 31, 2015.